--------------------------------------------------------------------------------
       Semiannual Report - Financial Statements
--------------------------------------------------------------------------------


 T. ROWE PRICE



               PERSONAL STRATEGY
               INCOME FUND
              -------------------
               NOVEMBER 30, 1998
              -------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1998

--------------------
FINANCIAL HIGHLIGHTS                  For a share outstanding throughout each period
---------------------------------------------------------------------------------------


                                   6 Months      Year                        7/29/94
                                      Ended     Ended                        Through
                                   11/30/98   5/31/98   5/31/97    5/31/96   5/31/95
  NET ASSET VALUE
  Beginning of period             $   13.13   $ 11.98  $  11.85  $   10.94 $   10.00
                                  .....................................................
  Investment activities
   Net investment income               0.25*     0.50*     0.51*     0.50*      0.41*
   Net realized and
   unrealized gain (loss)              0.08      1.43      1.10       0.98      0.85
                                  .....................................................

   Total from investment
    activities                         0.33      1.93      1.61       1.48      1.26
                                  .....................................................

  Distributions
   Net investment income              (0.25)    (0.50)    (0.50)     (0.47)    (0.32)
   Net realized gain                      -     (0.28)    (0.98)     (0.10)        -
                                  .....................................................

   Total distributions                (0.25)    (0.78)    (1.48)     (0.57)    (0.32)
                                  .....................................................
  NET ASSET VALUE
  End of period                   $   13.21   $ 13.13  $  11.98  $   11.85 $   10.94
                                  -----------------------------------------------------

  Ratios/Supplemental Data

  Total return@                       2.57%*    16.61%*  14.70%*    13.84%*   12.90%*
  .....................................................................................
  Ratio of expenses to
  average net assets                   0.90%*+   0.95%*    0.95%*     0.95%*    0.95%*+
  .....................................................................................
  Ratio of net investment
  income to average
  net assets                           3.92%*+   4.13%*    4.38%*     4.31%*    4.71%*+
  .....................................................................................
  Portfolio turnover rate              53.5%+    30.9%     44.8%      34.1%     50.5%+
  .....................................................................................
  Net assets, end of period
  (in thousands)                  $ 206,266   $85,898  $ 44,368  $  25,545 $  20,705
  .....................................................................................

@ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.95% voluntary expense limitation in effect through 5/31/00 and expenses in excess of a 0.90% voluntary expense limitation in effect through 5/31/00.
+ Annualized


The accompanying notes are an integral part of these financial statements.


T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
---------------------------------------------------------------------------------------
Unaudited                                                          November 30, 1998


------------------------
PORTFOLIO OF INVESTMENTS                                    Shares/Par         Value
---------------------------------------------------------------------------------------
                                                                        In thousands

      COMMON STOCKS  40.1%

      FINANCIAL  6.8%
      Bank and Trust  3.9%
      Abbey National (GBP)                                      10,500  $        217
      .................................................................................
      Air Liquide (L) (FRF)                                        371            63
      .................................................................................
      Albank Financial                                             700            47
      .................................................................................
      Australia & New Zealand Banking ADR                        2,500            83
      .................................................................................
      Banca Commerciale Italiana (ITL)                          20,000           137
      .................................................................................
      Banco de Bilbao Vizcaya ADR                               10,200           161
      .................................................................................
      Banco Frances del Rio de la Plata (Class B) ADR            4,035            98
      .................................................................................
      Bank of New York                                           8,500           291
      .................................................................................
      Bank One                                                  10,580           543
      .................................................................................
      BankAmerica                                               13,300           867
      .................................................................................
      Bankgesellschaft Berlin (DEM)                              2,300            39
      .................................................................................
      Barclay's (GBP)                                            6,800           154
      .................................................................................
      Chase Manhattan                                            8,700           552
      .................................................................................
      Citigroup                                                 16,449           826
      .................................................................................
      Citizens Banking                                           2,300            75
      .................................................................................
      Deutsche Bank (DEM)                                        1,980           122
      .................................................................................
      Downey Financial                                           3,000            78
      .................................................................................
      Dresdner Bank (DEM)                                        1,000            45
      .................................................................................
      First Bell Bancorp                                           900            14
      .................................................................................
      First Mariner Bancorp *                                    1,100            16
      .................................................................................
      First Security                                             1,100            22
      .................................................................................
      First Union                                                6,300           383
      .................................................................................
      Frankfort First Bancorp                                      900            14
      .................................................................................
      Glacier Bancorp                                            2,970            63
      .................................................................................
      HSBC Holdings (GBP)                                        7,900           215
      .................................................................................
      J. P. Morgan                                               2,530           270
      .................................................................................
      KBC Bancassurance Holding (BEF)                            2,000           143
      .................................................................................
      KeyCorp                                                    2,700            83
      .................................................................................
      Marshall & Ilsley                                            300            15
      .................................................................................
      Mediobanca (ITL)                                          13,800           167
      .................................................................................
      Mellon Bank                                                8,400           529
      .................................................................................
      Mercantile Bancorporation                                    700            31
      .................................................................................
      National City                                              2,900           195
      .................................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
---------------------------------------------------------------------------------------


                                                            Shares/Par         Value
---------------------------------------------------------------------------------------
                                                                        In thousands
      Societe Generale (FRF)                                       910  $        143
      .................................................................................
      State Street                                                 700            48
      .................................................................................
      Summit Bancorp                                             1,800            75
      .................................................................................
      Svenska Handelsbank (SEK)                                  1,000            40
      .................................................................................
      U.S. Bancorp                                               2,000            74
      .................................................................................
      Washington Mutual                                          9,990           387
      .................................................................................
      Wells Fargo                                               18,100           652
      .................................................................................
      WestAmerica                                                  700            25
      .................................................................................
      Westpac Bank (AUD)                                         6,000            40
      .................................................................................
                                                                               8,042
                                                                         ..............
      Insurance  1.2%
      ACE Limited                                               10,700           342
      .................................................................................
      Allstate                                                   2,000            81
      .................................................................................
      American General                                           3,000           211
      .................................................................................
      American International Group                                 425            40
      .................................................................................
      EXEL (Class A)                                             5,443           409
      .................................................................................
      General Re                                                   400            93
      .................................................................................
      Harleysville Group                                         2,700            57
      .................................................................................
      PartnerRe Holdings                                         2,200            97
      .................................................................................
      Poe & Brown                                                1,500            53
      .................................................................................
      Selective Insurance                                        1,300            25
      .................................................................................
      St. Paul Companies                                         9,100           321
      .................................................................................
      Sumitomo Marine & Fire Insurance (JPY)                     9,000            54
      .................................................................................
      Travelers Property Casualty (Class A)                     12,600           434
      .................................................................................
      UNUM                                                       3,000           162
      .................................................................................
      W. R. Berkley                                              1,600            54
      .................................................................................
                                                                               2,433
                                                                         ..............
      Financial Services  1.7%
      American Express                                           5,300           530
      .................................................................................
      Associates First Capital (Class A)                         3,600           280
      .................................................................................
      AXA (FRF)                                                  1,400           181
      .................................................................................
      Capital One Financial                                      1,900           209
      .................................................................................
      Delta Financial *                                          2,200            12
      .................................................................................
      Fannie Mae                                                12,300           895
      .................................................................................
      Financial Federal *                                          600            16
      .................................................................................
      Freddie Mac                                               12,400           750
      .................................................................................
      Household International                                    2,200            86
      .................................................................................
      ING Groep (NLG)                                            2,650           152
      .................................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
----------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      ITLA Capital *                                               500  $          9
      .................................................................................
      Morgan Stanley Dean Witter                                 2,000           140
      .................................................................................
      Pearson (GBP)                                              9,600           173
      .................................................................................
      Providian Financial                                          200            18
      .................................................................................
      Unidanmark (Class A) (DKK)                                 2,200           179
      .................................................................................
                                                                               3,630
                                                                         ..............
      Total Financial                                                         14,105
                                                                         ..............

      UTILITIES  3.2%

      Telephone  2.0%
      Aliant Communications                                      5,400           154
      .................................................................................
      ALLTEL                                                     5,500           291
      .................................................................................
      AT&T                                                      11,050           688
      .................................................................................
      BellSouth                                                  3,700           323
      .................................................................................
      British Telecommunications ADR                             1,300           180
      .................................................................................
      Compania de Telecomunicaciones de Chile (Class A) ADR        500            12
      .................................................................................
      Frontier                                                  11,100           334
      .................................................................................
      GTE                                                        1,900           118
      .................................................................................
      Hong Kong Telecommunications ADR                           1,100            21
      .................................................................................
      Nippon Telegraph & Telephone (JPY)                             8            60
      .................................................................................
      Rural Cellular (Class A) *                                 2,500            27
      .................................................................................
      SBC Communications                                        18,500           887
      .................................................................................
      Telebras ADR *                                             2,400           227
      .................................................................................
      Telecom Corp. of New Zealand ADR                           5,400           181
      .................................................................................
      Telecom Italia (ITL)                                      23,000           186
      .................................................................................
      Telecom Italia Mobile (ITL)                               27,000           177
      .................................................................................
      Telefonica de Espana ADR                                   1,000           139
      .................................................................................
      Telefonos de Mexico (Class L) ADR                          3,300           154
      .................................................................................
      Western Wireless *                                         1,600            29
      .................................................................................
                                                                               4,188
                                                                           ............
      Electric Utilities  1.2%
      Cleco                                                      1,400            48
      .................................................................................
      Electrabel (BEF)                                             210            81
      .................................................................................
      Empresa Nacional de Electricidad Chile ADR                   800             9
      .................................................................................
      Endesa ADR                                                 5,100           133
      .................................................................................
      FirstEnergy                                               15,595           483
      .................................................................................
      GPU                                                        4,000           175
      .................................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Hong Kong Electric (HKD)                                  14,000  $         46
      .................................................................................
      PECO Energy                                                6,000           241
      .................................................................................
      Texas Utilities                                           11,900           530
      .................................................................................
      Unicom                                                    11,800           445
      .................................................................................
      Veba (DEM)                                                 3,110           172
      .................................................................................
                                                                               2,363
                                                                        ...............
      Total Utilities                                                          6,551
                                                                        ...............

      CONSUMER NONDURABLES  8.3%

      Cosmetics  0.5%
      Gillette                                                   2,500           115
      .................................................................................
      International Flavors & Fragrances                        14,400           603
      .................................................................................
      Kao (JPY)                                                 12,000           227
      .................................................................................
                                                                                 945
                                                                        ...............

      Beverages  0.6%
      Anheuser-Busch                                            10,000           606
      .................................................................................
      Coca-Cola                                                  1,000            70
      .................................................................................
      Diageo ADR                                                 2,950           135
      .................................................................................
      LVMH (FRF)                                                 1,075           208
      .................................................................................
      PepsiCo                                                    7,200           278
      .................................................................................
                                                                               1,297
                                                                        ...............

      Food Processing  1.5%
      American Italian Pasta *                                     900            23
      .................................................................................
      Bestfoods                                                  4,300           250
      .................................................................................
      Cadbury Schweppes ADR                                      3,500           211
      .................................................................................
      Campbell                                                   2,400           137
      .................................................................................
      CSM (NLG)                                                    800            43
      .................................................................................
      Danisco (DKK)                                              1,200            62
      .................................................................................
      Eridania Beghin-Say (FRF)                                    840           156
      .................................................................................
      General Mills                                              6,260           473
      .................................................................................
      Heinz                                                      2,500           146
      .................................................................................
      Imperial Holly                                             4,400            38
      .................................................................................
      McCormick                                                  8,900           297
      .................................................................................
      Nestle (CHF)                                                  88           183
      .................................................................................
      Ralston Purina                                            11,200           390
      .................................................................................
      Sara Lee                                                  10,400           607
      .................................................................................
      Seneca Foods (Class A) *                                   1,100            13
      .................................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
----------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Seneca Foods (Class B) *                                     700  $          9
      .................................................................................
      United Natural Foods *                                     1,000            24
      .................................................................................
                                                                               3,062
                                                                        ...............
      Hospital Supplies/Hospital Management  0.4%
      American Oncology Resources *                              4,200            47
      .................................................................................
      Arterial Vascular Engineering *                              900            44
      .................................................................................
      Boston Scientific *                                          100             5
      .................................................................................
      Guidant                                                    1,500           129
      .................................................................................
      HealthSouth *                                             10,000           134
      .................................................................................
      Medtronic                                                  1,000            68
      .................................................................................
      Mentor                                                     4,400            82
      .................................................................................
      Pediatrix Medical Group *                                    400            21
      .................................................................................
      Quorum Health Group *                                      3,300            55
      .................................................................................
      Renal Care Group *                                         2,450            66
      .................................................................................
      Smith & Nephew (GBP)                                       8,000            22
      .................................................................................
      Steris *                                                   1,900            51
      .................................................................................
      Terumo (JPY)                                               8,000           178
      .................................................................................
                                                                                 902
                                                                        ...............
      Pharmaceuticals  2.9%
      Alkermes *                                                 1,700            31
      .................................................................................
      American Home Products                                    16,360           871
      .................................................................................
      Astra (Class B) (SEK)                                      3,200            57
      .................................................................................
      Biogen *                                                   3,600           273
      .................................................................................
      Bristol-Myers Squibb                                       6,000           735
      .................................................................................
      COR Therapeutics *                                         1,000            12
      .................................................................................
      Coulter Pharmaceutical *                                     900            26
      .................................................................................
      Eli Lilly                                                  3,200           287
      .................................................................................
      Gehe (DEM)                                                 1,000            64
      .................................................................................
      Gilead Sciences *                                            400            12
      .................................................................................
      Glaxo Wellcome ADR                                         3,300           210
      .................................................................................
      Johnson & Johnson                                          3,500           284
      .................................................................................
      Merck                                                      3,600           558
      .................................................................................
      Millennium Pharmaceuticals *                               1,800            37
      .................................................................................
      Neurocrine Biosciences *                                   1,000             7
      .................................................................................
      Novartis (CHF)                                               114           214
      .................................................................................
      PathoGenesis *                                               200            10
      .................................................................................
      Pfizer                                                     6,620           739
      .................................................................................
      Pharmacia & Upjohn                                         5,505           287
      .................................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      PharmaPrint *                                              2,500  $         30
      .................................................................................
      Schering-Plough                                            3,300           351
      .................................................................................
      Takeda Chemical Industries (JPY)                           8,000           269
      .................................................................................
      Warner-Lambert                                             7,300           551
      .................................................................................
                                                                               5,915
                                                                        ...............
      Biotechnology  0.0%
      Cell Genesys *                                             1,900             9
      .................................................................................
      Zonagen *                                                    900            18
      .................................................................................
                                                                                  27
                                                                        ...............
      Health Care Services  0.3%
      Altana AG (DEM)                                              400            28
      .................................................................................
      AmeriPath *                                                4,000            18
      .................................................................................
      Concentra Managed Care *                                   4,600            53
      .................................................................................
      Inhale Therapeutic Systems *                               1,200            39
      .................................................................................
      Monarch Dental *                                           1,500            17
      .................................................................................
      Northfield Laboratories *                                  1,700            23
      .................................................................................
      Orthodontic Centers of America *                           2,300            44
      .................................................................................
      ProMedCo *                                                 2,200            12
      .................................................................................
      SteriGenics International *                                3,000            77
      .................................................................................
      United HealthCare                                          6,300           284
      .................................................................................
                                                                                 595
                                                                        ...............
      Miscellaneous Consumer Products  2.1%
      Benetton Group (ITL)                                      41,600            76
      .................................................................................
      Bridgestone (JPY)                                          7,000           164
      .................................................................................
      Colgate-Palmolive                                          7,200           616
      .................................................................................
      Cone Mills *                                               5,600            26
      .................................................................................
      CSS Industries *                                             900            27
      .................................................................................
      Culp                                                       1,000             9
      .................................................................................
      Dan River *                                                4,100            33
      .................................................................................
      Equity Corp. International *                               2,500            65
      .................................................................................
      Hasbro                                                     6,800           238
      .................................................................................
      Kuraray (JPY)                                             16,000           166
      .................................................................................
      Lion Nathan (NZD)                                         20,000            51
      .................................................................................
      Newell                                                     3,500           155
      .................................................................................
      Philip Morris                                             22,450         1,256
      .................................................................................
      Philips Electronics ADR                                    2,300           146
      .................................................................................
      Procter & Gamble                                           1,800           158
      .................................................................................
      Service Corp. International                                3,500           131
      .................................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Sola *                                                     3,600  $         57
      .................................................................................
      Tomkins ADR                                                6,300           114
      .................................................................................
      Unifi                                                     13,200           254
      .................................................................................
      Unilever N.V. ADR                                          1,700           131
      .................................................................................
      US Can *                                                   1,900            33
      .................................................................................
      UST                                                       12,500           434
      .................................................................................
      WestPoint Stevens *                                        1,200            36
      .................................................................................
                                                                               4,376
                                                                        ...............
      Total Consumer Nondurables                                              17,119
                                                                        ...............

      CONSUMER SERVICES  4.5%

      Restaurants  0.0%
      Logan's Roadhouse *                                        1,800            37
      .................................................................................
      PJ America *                                                 900            18
      .................................................................................
                                                                                  55
                                                                        ...............
      General Merchandisers  1.1%
      Bon-Ton Stores *                                           5,300            41
      .................................................................................
      Carrefour (FRF)                                              200           142
      .................................................................................
      Casey's General Stores                                     5,900            81
      .................................................................................
      Columbia Sportswear *                                      2,000            44
      .................................................................................
      Costco Companies *                                           400            25
      .................................................................................
      Dayton Hudson                                              5,200           234
      .................................................................................
      Fred Meyer *                                               6,500           331
      .................................................................................
      JUSCO (JPY)                                                7,000           133
      .................................................................................
      Marui (JPY)                                                3,000            53
      .................................................................................
      Pinault Printemps Redoute (FRF)                            1,030           176
      .................................................................................
      Saks *                                                     7,700           212
      .................................................................................
      Tesco (GBP)                                               62,821           185
      .................................................................................
      Wal-Mart                                                   4,900           369
      .................................................................................
      Warnaco Group (Class A)                                    6,700           166
      .................................................................................
                                                                               2,192
                                                                        ...............
      Specialty Merchandisers  1.5%
      American Stores                                           17,100           574
      .................................................................................
      Christian Dior (FRF)                                         720            78
      .................................................................................
      CompuCom Systems *                                         6,900            26
      .................................................................................
      CVS                                                        8,168           403
      .................................................................................
      General Nutrition *                                        2,900            52
      .................................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands
      Home Depot                                             5,500  $        274
      ..........................................................................
      Kroger *                                               2,100           111
      ..........................................................................
      Omron (JPY)                                            2,000            24
      ..........................................................................
      Performance Food Group *                               2,300            56
      ..........................................................................
      Rite Aid                                               6,200           287
      ..........................................................................
      Safeway *                                             10,500           555
      ..........................................................................
      St. John Knits                                         1,400            28
      ..........................................................................
      Toys "R" Us *                                         15,000           296
      ..........................................................................
      Tupperware                                            18,100           316
      ..........................................................................
      Urban Outfitters *                                     1,600            23
      ..........................................................................
                                                                           3,103
                                                             ...................
      Entertainment and Leisure  0.7%
      Carnival (Class A)                                     5,500           190
      ..........................................................................
      Disney                                                 4,000           129
      ..........................................................................
      Hutchison Whampoa (HKD)                               43,000           305
      ..........................................................................
      McDonald's                                             3,400           238
      ..........................................................................
      MediaOne Group *                                       3,700           150
      ..........................................................................
      Reader's Digest (Class A)                             19,300           464
      ..........................................................................
      Seattle Filmworks *                                    2,300             7
      ..........................................................................
      Sharp (JPY)                                            3,000            27
      ..........................................................................
                                                                           1,510
                                                             ...................
      Media and Communications  1.2%
      American Tower (Class A) *                               400             9
      ..........................................................................
      Asatsu (JPY)                                           2,000            42
      ..........................................................................
      CBS                                                   10,200           304
      ..........................................................................
      Chancellor Media *                                     2,000            76
      ..........................................................................
      Elsevier (NLG)                                         3,000            39
      ..........................................................................
      Emmis Broadcasting (Class A) *                           800            28
      ..........................................................................
      Fox Entertainment Group                                7,800           184
      ..........................................................................
      France Telecom ADR                                     2,900           198
      ..........................................................................
      Jacor Communications *                                 1,700            99
      ..........................................................................
      Pegasus Communications *                                 700            12
      ..........................................................................
      R.R. Donnelley                                         7,600           323
      ..........................................................................
      Sinclair Broadcast Group (Class A) *                   1,900            23
      ..........................................................................
      Time Warner                                            4,500           476
      ..........................................................................
      Tribune                                                4,400           282
      ..........................................................................
      Valassis Communications *                              2,200            94
      ..........................................................................
      Vanguard Cellular (Class A) *                            700            16
      ..........................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands
      Vodafone ADR                                           1,500  $        222
      ..........................................................................
      Young Broadcasting (Class A) *                         1,700            61
      ..........................................................................
                                                                           2,488
      ..........................................................................
      Total Consumer Services                                              9,348
                                                           .....................

      CONSUMER CYCLICALS  2.2%

      Automobiles and Related  0.3%
      A.O. Smith (Class B)                                   5,350           133
      ..........................................................................
      Cycle & Carriage (SGD)                                 2,000             7
      ..........................................................................
      Federal-Mogul                                          2,500           142
      ..........................................................................
      Honda ADR                                              2,600           188
      ..........................................................................
      Keystone Automotive *                                    500            10
      ..........................................................................
      Littelfuse *                                           1,600            37
      ..........................................................................
      SPX *                                                  1,000            58
      ..........................................................................
                                                                             575
                                                           .....................
      Building and Real Estate  1.3%
      Apartment Investment & Management, REIT                1,000            34
      ..........................................................................
      Arden Realty, REIT                                     2,800            65
      ..........................................................................
      Cheung Kong Holdings (HKD)                            29,000           209
      ..........................................................................
      Crescent Real Estate Equities, REIT                    7,800           194
      ..........................................................................
      DBS Land (SGD)                                        10,000            14
      ..........................................................................
      EastGroup Properties, REIT                             4,200            78
      ..........................................................................
      Federal Realty Investment Trust, REIT                  5,800           378
      ..........................................................................
      First Washington Realty Trust, REIT                    2,300            53
      ..........................................................................
      Glenborough Realty Trust, REIT                         1,000            21
      ..........................................................................
      JP Realty, REIT                                        1,000            22
      ..........................................................................
      Parkway Properties, REIT                               3,400           103
      ..........................................................................
      Reckson Associates Realty, REIT                        4,400           332
      ..........................................................................
      Simon Property Group, REIT                             5,568           461
      ..........................................................................
      Starwood Hotels & Resorts, REIT                        4,700           750
      ..........................................................................
      Tower Realty Trust, REIT                               3,000            57
      ..........................................................................
      Woodhead Industries                                    4,600            60
      ..........................................................................
                                                                           2,831
                                                                  ..............

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands
      Miscellaneous Consumer Durables  0.6%
      CompX *                                              2,400  $         60
      ..........................................................................
      Corning                                             15,400           618
      ..........................................................................
      Eastman Kodak                                          500            37
      ..........................................................................
      Harman International                                   800            34
      ..........................................................................
      Masco                                                8,700           251
      ..........................................................................
      OCE (NLG)                                            1,200            42
      ..........................................................................
      Ricoh (JPY)                                          4,000            39
      ..........................................................................
      Sony (JPY)                                           2,000           146
      ..........................................................................
                                                                         1,227
                                                                  ..............
      Total Consumer Cyclicals                                           4,633
                                                                  ..............

      TECHNOLOGY  2.7%

      Electronic Components  0.8%
      American Superconductor *                              600             6
      ..........................................................................
      Analogic                                             2,600            93
      ..........................................................................
      Burr Brown *                                         1,700            40
      ..........................................................................
      EMC *                                                4,100           297
      ..........................................................................
      Exar *                                                 900            16
      ..........................................................................
      Intel                                                3,800           409
      ..........................................................................
      Linear Technology                                    1,000            70
      ..........................................................................
      Maxim Integrated Products *                          5,900           232
      ..........................................................................
      Methode Electronics (Class A)                        2,900            39
      ..........................................................................
      Optek Technology *                                   2,400            43
      ..........................................................................
      Planar Systems *                                     2,700            22
      ..........................................................................
      PMC-Sierra *                                           500            27
      ..........................................................................
      Texas Instruments                                    1,600           122
      ..........................................................................
      Trident International *                              2,700            27
      ..........................................................................
      UBS (CHF)                                              673           202
      ..........................................................................
      Xilinx *                                             1,500            76
      ..........................................................................
                                                                         1,721
                                                                  ..............
      Electronic Systems  0.3%
      Applied Micro Circuits *                              1,300            43
      ..........................................................................
      Electromagnetic Sciences *                            3,200            43
      ..........................................................................
      Hewlett-Packard                                       3,500           220
      ..........................................................................
      Lifeline Systems *                                    1,500            39
      ..........................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
-------------------------------------------------------------------------------
                                                                   In thousands
      Lo-Jack *                                             3,400  $         32
      ..........................................................................
      Nokia ADR                                             2,700           265
      ..........................................................................
                                                                            642
                                                                  ..............
      Information Processing  0.3%
      COMPAQ Computer                                       2,900            94
      ..........................................................................
      Dell Computer *                                       2,400           146
      ..........................................................................
      Hitachi ADR                                           1,600            94
      ..........................................................................
      IBM                                                   1,100           182
      ..........................................................................
                                                                            516
                                                                  ..............
      Office Automation  0.1%
      Ceridian *                                            1,600           104
      ..........................................................................
                                                                            104
                                                                  ..............
      Specialized Computer  0.1%
      Sun Microsystems *                                    2,700           200
      ..........................................................................
                                                                            200
                                                                  ..............
      Telecommunications Equipment  0.8%
      AirTouch Communications *                             4,000           229
      ..........................................................................
      Cisco Systems *                                       4,425           334
      ..........................................................................
      LM Ericsson ADR (Class B)                             6,800           187
      ..........................................................................
      Lucent Technologies                                     300            26
      ..........................................................................
      MCI WorldCom *                                       13,621           803
      ..........................................................................
      Premisys Communications *                             1,500            22
      ..........................................................................
      Tellabs *                                             1,200            65
      ..........................................................................
      West TeleServices *                                   1,300            15
      ..........................................................................
                                                                          1,681
                                                                  ..............
      Aerospace and Defense  0.3%
      AlliedSignal                                         11,500           506
     ...........................................................................
      Raytheon (Class B)                                    3,000           166
     ...........................................................................
      Woodward Governor                                     1,400            35
     ...........................................................................
                                                                            707
                                                                  ..............
      Total Technology                                                    5,571
                                                                  ..............

      EDUCATION  0.0%

      ITT Educational Service *                             1,400            46
     ...........................................................................
      Total Education                                                        46
                                                                        ........

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
      CAPITAL EQUIPMENT  1.7%

      Electrical Equipment  1.1%
      ABB (CHF)                                                 30  $         37
      ..........................................................................
      Canon (JPY)                                            6,000           132
      ..........................................................................
      GE                                                    11,100         1,004
      ..........................................................................
      Holophane *                                            3,000            69
      ..........................................................................
      Mitsubishi Electric (JPY)                              5,000            13
      ..........................................................................
      Siemens (DEM)                                          1,000            70
      ..........................................................................
      Tyco International                                    13,147           865
      ..........................................................................
                                                                           2,190
                                                                  ..............
      Machinery  0.6%
      Danaher                                               11,400           520
      ..........................................................................
      GKN (GBP)                                              6,000            66
      ..........................................................................
      JLG Industries                                         3,900            64
      ..........................................................................
      Man (DEM)                                                240            68
      ..........................................................................
      NN Ball & Roller                                       2,200            14
      ..........................................................................
      S I G Schweis (CHF)                                      430           277
      ..........................................................................
      Teleflex                                               4,100           174
      ..........................................................................
      Toolex Alpha *                                         2,000            23
      ..........................................................................
      Valmet (FIM)                                           2,000            26
      ..........................................................................
                                                                           1,232
                                                                  ..............
      Capital Equipment  0.0%
      Omniquip International                                 3,000            41
      ..........................................................................
                                                                              41
                                                                  ..............
      Total Capital Equipment                                              3,463
                                                                  ..............

      BUSINESS SERVICES AND TRANSPORTATION  4.6%

      Computer Service and Software  1.8%
      Adobe Systems                                          1,300            58
      ..........................................................................
      America Online                                         3,000           263
      ..........................................................................
      Analysts International                                 1,300            22
      ..........................................................................
      Ascend Communications *                                1,400            79
      ..........................................................................
      Automatic Data Processing                              3,800           293
      ..........................................................................
      BISYS Group *                                            700            34
      ..........................................................................
      BMC Software *                                         7,000           357
      ..........................................................................
      Computer Associates                                    1,000            44
      ..........................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands
      Electronic Arts *                                        400  $         17
      ..........................................................................
      First Data                                             8,418           225
      ..........................................................................
      Galileo International                                  4,700           188
      ..........................................................................
      Great Plains Software *                                  900            35
      ..........................................................................
      HBO                                                    9,500           237
      ..........................................................................
      HCIA *                                                 2,700            13
      ..........................................................................
      Microsoft *                                            5,300           647
      ..........................................................................
      Network Associates *                                   6,000           305
      ..........................................................................
      Oracle *                                               4,900           168
      ..........................................................................
      Parametric Technology *                               15,200           259
      ..........................................................................
      Peerless Systems *                                     2,400            19
      ..........................................................................
      Phoenix Technologies *                                   900             6
      ..........................................................................
      PSINet *                                                 500             9
      ..........................................................................
      Saville Systems ADR *                                  4,100            80
      ..........................................................................
      Sterling Commerce *                                    3,500           127
      ..........................................................................
      Summit Design *                                        2,600            22
      ..........................................................................
      SunGard Data Systems *                                 4,700           150
      ..........................................................................
      Synopsys *                                               200            10
      ..........................................................................
      Vantive *                                                600             5
      ..........................................................................
      Visio *                                                1,600            57
      ..........................................................................
                                                                           3,729
                                                                  ..............
      Distribution Services  0.3%
      Cardinal Health                                          877            60
      ..........................................................................
      MSC *                                                  1,700            40
      ..........................................................................
      Primesource                                            1,400            10
      ..........................................................................
      Richfood Holdings                                      3,800            71
      ..........................................................................
      SED International Holdings *                           3,000            14
      ..........................................................................
      SunSource                                              1,800            38
      ..........................................................................
      U.S. Foodservice *                                     5,287           243
      ..........................................................................
      Watsco (Class A)                                       4,150            74
      ..........................................................................
                                                                             550
                                                                  ..............
      Environmental  0.0%
      CUNO *                                                 1,900            28
      ..........................................................................
      Rentokil Group (GBP)                                   4,600            30
      ..........................................................................
      Waterlink *                                            3,900            15
      ..........................................................................
                                                                              73
                                                                  ..............

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands
      Transportation Services  0.2%
      C.H. Robinson Worldwide                                1,400  $         31
      ..........................................................................
      Coach USA *                                            3,300            94
      ..........................................................................
      Comfort Systems USA *                                  4,500            84
      ........................................................................
      Eagle USA Air Freight *                                2,300            43
      ..........................................................................
      Expeditors International of Washington                 1,000            39
      ..........................................................................
      Frozen Food Express                                    1,700            13
      ..........................................................................
      Heartland Express *                                    1,000            17
      ..........................................................................
      Hub Group (Class A) *                                    200             4
      ..........................................................................
      International Shipholding                              1,500            23
      ..........................................................................
      Mitsubishi Heavy Industries (JPY)                      4,000            15
      ..........................................................................
                                                                             363
                                                                ................
      Miscellaneous Business Services  1.7%
      Alternative Resources *                                2,700            26
      ..........................................................................
      Billing Information Concepts *                         3,200            40
      ..........................................................................
      British Airport Authorities (GBP)                      4,100            45
      ..........................................................................
      Browning-Ferris                                       13,900           410
      ..........................................................................
      Cendant *                                              7,900           150
      ..........................................................................
      CORT Business Services *                               1,700            39
      ..........................................................................
      Electro Rent *                                         3,500            40
      ..........................................................................
      Equifax                                                3,900           162
      ..........................................................................
      H&R Block                                             15,000           674
      ..........................................................................
      Insituform Technologies (Class A) *                    4,200            55
      ..........................................................................
      Iron Mountain *                                        1,300            38
      ..........................................................................
      McGrath RentCorp                                       2,600            53
      ..........................................................................
      Metamor Worldwide *                                    1,300            31
      ..........................................................................
      MPW Industrial Services Group *                        1,300            15
      ..........................................................................
      New England Business Service                           3,700           118
      ..........................................................................
      Omnicom                                                5,200           278
      ..........................................................................
      Paging Network *                                       1,800            11
      ..........................................................................
      Paxar *                                                1,900            20
      ..........................................................................
      Renaissance Worldwide *                                2,700            19
      ..........................................................................
      Romac International *                                  3,300            46
      ..........................................................................
      Shorewood Packaging *                                  6,000            89
      ..........................................................................
      Strayer Education                                      2,500            93
      ..........................................................................
      Superior Services *                                      600            11
      ..........................................................................
      Tetra Tech *                                           4,050            85
      ..........................................................................
      The Peterson Companies (Class A) *                     1,300            31
      ..........................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands
      The Vincam Group *                                       600  $          9
      ..........................................................................
      Unitog                                                 1,900            41
      ..........................................................................
      Waste Management                                      18,406           789
      ..........................................................................
                                                                           3,418
                                                                  ..............
      Airlines  0.3%
      Delta                                                 10,600           569
      ..........................................................................
      KLM (NLG)                                              1,000            28
      ..........................................................................
      Midwest Express Holdings *                               300             8
      ..........................................................................
                                                                             605
                                                                  ..............
      Railroads  0.3%
      Burlington Northern Santa Fe                           3,600           122
      ..........................................................................
      Norfolk Southern                                      18,200           553
      ..........................................................................
                                                                             675
                                                                  ..............
      Total Business Services and Transporta                               9,413
                                                                  ..............

      ENERGY  2.9%

      Energy Services  0.3%
      Baker Hughes                                          11,000           202
      ..........................................................................
      Carbo Ceramics                                           200             4
      ..........................................................................
      Cooper Cameron *                                         300             7
      ..........................................................................
      Elf Aquitaine ADR                                      1,900           118
      ..........................................................................
      Halliburton                                            4,500           132
      ..........................................................................
      Schlumberger                                           1,200            54
      ..........................................................................
      Smith International *                                    300             7
      ..........................................................................
      TOTAL ADR                                              1,200            73
      ..........................................................................
      Weatherford International *                              600            11
      ..........................................................................
                                                                             608
                                                                  ..............
      Exploration and Production  0.0%
      Rutherford-Moran Oil *                                 1,600             4
      ..........................................................................
      Santos (AUD)                                           7,000            20
      ..........................................................................
                                                                              24
                                                                  ..............
      Integrated Petroleum - Domestic  0.9%
      Atlantic Richfield                                     4,300           286
      ..........................................................................
      British Petroleum ADR                                  9,280           855
      ..........................................................................
      Occidental Petroleum                                  11,100           225
      ..........................................................................
      Unocal                                                 3,700           125
      ..........................................................................
      USX-Marathon                                           9,800           278
      ..........................................................................
                                                                           1,769
                                                                  ..............

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
      Integrated Petroleum - International  1.7%
      Amoco                                                 14,200  $        837
      ..........................................................................
      Chevron                                                1,800           150
      ..........................................................................
      ENI S.P.A. ADR                                         2,900           177
      ..........................................................................
      Exxon                                                  4,560           342
      ..........................................................................
      Mobil                                                 12,900         1,112
      ..........................................................................
      Repsol ADR                                             2,700           152
      ..........................................................................
      Royal Dutch Petroleum ADR                              3,800           179
      ..........................................................................
      Shell Transport & Trading ADR                          3,800           138
      ..........................................................................
      Texaco                                                 7,000           403
      ..........................................................................
                                                                           3,490
                                                                  ..............
      Total Energy                                                         5,891
                                                                  ..............

      PROCESS INDUSTRIES  2.2%

      Diversified Chemicals  0.6%
      Dow Chemical                                           5,900           575
      ..........................................................................
      DuPont                                                 5,200           305
      ..........................................................................
      Hercules                                               8,600           283
      ..........................................................................
                                                                           1,163
                                                                  ..............
      Specialty Chemicals  0.9%
      3M                                                     2,800           225
      ..........................................................................
      A. Schulman                                            8,900           190
      ..........................................................................
      Akzo Nobel (NLG)                                       3,100           127
      ..........................................................................
      BASF AG (DEM)                                          2,130            81
      ..........................................................................
      Bayer (DEM)                                            2,030            83
      ..........................................................................
      CFC International *                                    1,000             8
      ..........................................................................
      Furon                                                    500             9
      ..........................................................................
      Great Lakes Chemical                                  14,040           561
      ..........................................................................
      Hauser *                                               3,200            14
      ..........................................................................
      Octel *                                                2,610            38
      ..........................................................................
      Pall                                                  22,200           516
      ..........................................................................
      Technip (FRF)                                            845            71
      ..........................................................................
                                                                           1,923
                                                                  ..............
      Paper and Paper Products  0.5%
      Dai Nippon Printing (JPY)                              3,000            43
      ..........................................................................
      Fort James                                             8,600           337
      ..........................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands
      Kimberly-Clark                                        13,700  $        721
      ..........................................................................
      Smurfit Container                                      1,200            17
      ..........................................................................
                                                                           1,118
                                                                  ..............
      Forest Products  0.1%
      Georgia-Pacific                                        3,300           187
      ..........................................................................
      International Paper                                    2,000            87
      ..........................................................................
                                                                             274
                                                                  ..............
      Building and Construction  0.1%
      Blue Circle Industries (GBP)                           8,095            41
      ..........................................................................
      Holderbank Financiere Glarus (CHF)                        60            70
      ..........................................................................
      Layne Christensen *                                    2,800            29
      ..........................................................................
      Simpson Manufacturing *                                  400            15
      ..........................................................................
                                                                             155
      ..........................................................................
      Total Process Industries                                             4,633
                                                                  ..............

      BASIC MATERIALS  0.4%

      Metals  0.4%
      Anglo American Platinum (ZAR)                          3,000            48
      ..........................................................................
      AngloGold ADR                                            531            12
      ..........................................................................
      Cambior                                                6,100            32
      ..........................................................................
      Gibraltar Steel *                                        700            14
      ..........................................................................
      Inco                                                  13,400           155
      ..........................................................................
      Matthews International (Class A)                       3,700           109
      ..........................................................................
      Reynolds Metals                                        7,400           406
      ..........................................................................
                                                                             776
                                                                  ..............
      Mining  0.0%
      Prime Resources Group                                  2,100            16
      ..........................................................................
      Rio Tinto (AUD)                                        3,200            41
      ..........................................................................
      TVX Gold *                                             4,500             9
      ..........................................................................
                                                                              66
                                                                  ..............
      Miscellaneous Materials  0.0%
      Malayan Cement (MYR)                                  15,750             5
      ..........................................................................
      Synthetic Industries *                                   900            15
      ..........................................................................
                                                                              20
                                                                  ..............
      Total Basic Materials                                                  862
                                                                  ..............

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                  Shares/Par           Value
-----------------------------------------------------------------------------------------------
                                                                                In thousands
MISCELLANEOUS  0.5%

SPDR Trust                                                             8,900    $      1,035
 ...............................................................................................
Western Water *                                                          700               4
 ...............................................................................................

Conglomerates  0.0%
Orkla (Class A) (NOK)                                                  2,800              47
 ...............................................................................................
                                                                                          47
                                                                                 ..............
Total Miscellaneous                                                                    1,086
                                                                                 ..............

FOREIGN  0.1%

Europe  0.1%
AXA Colonia Konzern (DEM)                                                600              70
 ...............................................................................................
Svenska Cellulosa (SEK)                                                  500              11
 ...............................................................................................
                                                                                          81
                                                                                 ..............
Other Foreign  0.0%
Bobst (CHF)                                                               43              59
 ...............................................................................................
                                                                                          59
                                                                                 ..............
Total Foreign                                                                            140
                                                                                 ..............

Total Common Stocks (Cost  $76,655)                                                   82,861
                                                                                 ..............

CORPORATE BONDS  23.9%

ABN Amro Bank, Sub. Deb., 7.125%, 10/15/93                    $    2,000,000           2,102
 ...............................................................................................
AEI Holding, Sr. Notes, (144a), 10.00%, 11/15/07                     125,000             129
 ...............................................................................................
Agricultural Minerals, Sr. Notes, 10.75%, 9/30/03                     50,000              51
 ...............................................................................................
American Builders & Contractors Supply
        Sr. Sub. Notes, 10.625%, 5/15/07                             150,000             143
 ...............................................................................................
American Express, 7.60%, 8/15/02                                     300,000             318
 ...............................................................................................
American Radio Systems, Sr. Sub. Notes, 9.00%,  2/1/06               100,000             108
 ...............................................................................................
American Safety Razor, Sr. Notes, 9.875%, 8/1/05                     100,000              99
 ...............................................................................................
American Standard, 9.25%, 12/1/16                                     70,000              72
 ...............................................................................................
Amerigas Partners, Sr. Notes, 10.125%, 4/15/07                       100,000             101
 ...............................................................................................
APCOA, Sr. Sub. Notes, 9.25%, 3/15/08                                200,000             186
 ...............................................................................................
Archibald Candy, Sr. Secured Notes, 10.25%, 7/1/04                   150,000             153
 ...............................................................................................
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08                  200,000             200
 ...............................................................................................
Aurora Foods, Sr. Sub. Notes, 9.875%, 2/15/07                         50,000              55
 ...............................................................................................
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                            500,000             497
 ...............................................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                    Shares/Par            Value
-----------------------------------------------------------------------------------------------
                                                                                   In thousands
Ballys Health & Tennis, Sr. Sub. Notes, 9.875%, 10/15/07        $      350,000   $          346
 ..................................................................................................
Banque Parabas New York, 6.875%, 3/1/09                              1,850,000            1,829
 ..................................................................................................
BBV International Finance, 7.00%, 12/1/25                            1,000,000              956
 ..................................................................................................
Boyd Gaming, Sr. Sub. Notes, 9.50%, 7/15/07                            350,000              343
 ..................................................................................................
Building Materials, Sr. Notes, 7.75%, 7/15/05                          500,000              496
 ..................................................................................................
Bway, Sr. Sub. Notes, 10.25%, 4/15/07                                  200,000              213
 ..................................................................................................
CE Electric UK Funding, 6.853%, 12/30/04                             1,850,000            1,908
 ..................................................................................................
Chancellor Media, Sr. Sub. Notes, (144a)
       8.125%, 12/15/07                                                500,000              496
 ..................................................................................................
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04                               200,000              220
 ..................................................................................................
Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07                         175,000              181
 ..................................................................................................
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                             150,000              164
 ..................................................................................................
Comcast Cable Communications, 8.50%, 5/1/27                          1,850,000            2,276
 ..................................................................................................
Communications & Power Industries
       Sr. Sub. Notes, 12.00%, 8/1/05                                  200,000              211
 ..................................................................................................
Container Corp of America
       Sr. Notes, 9.75%, 4/1/03                                        100,000              102
       ...........................................................................................
       Gtd., 10.75%, 5/1/02                                            100,000              102
 ..................................................................................................
Courtyard by Marriott II, Sr. Secured Notes
       10.75%, 2/1/08                                                  500,000              522
 ..................................................................................................
CSC Holdings, Sr. Deb., 7.625%, 7/15/18                                375,000              375
 ..................................................................................................
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                           100,000              103
 ..................................................................................................
Doane Prods, Sr. Sub. Notes, (144a), 9.75%, 5/15/07                    829,000              850
 ..................................................................................................
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                               150,000              138
 ..................................................................................................
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                                 100,000              100
 ..................................................................................................
Energy Corporation of America, Sr. Sub. Notes
       9.50%, 5/15/07                                                  500,000              480
 ..................................................................................................
Eye Care Centers of America, 9.125%, 5/1/08                            500,000              480
 ..................................................................................................
Fairchild Semiconductor, Sr. Sub. Notes
       10.125%, 3/15/07                                                 75,000               74
 ..................................................................................................
Fairfax Financial, 8.25%, 10/1/15                                    1,850,000            1,853
 ..................................................................................................
Federal-Mogul, Sr. Notes, 7.75%, 7/1/06                                500,000              498
 ..................................................................................................
First Federal Financial, 11.75%, 10/1/04                               100,000              104
 ..................................................................................................
Flag Limited, Sr. Notes, 8.25%, 1/30/08                                150,000              153
 ..................................................................................................
Frontiervision, Sr. Notes, 11.00%, 10/15/06                            500,000              562
 ..................................................................................................
Fundy Cable, Sr. Secured 2nd Priority Notes
       11.00%, 11/15/05                                                 75,000               80
 ..................................................................................................
Furon, Sr. Sub. Notes, 8.125%, 3/1/08                                  125,000              124
 ..................................................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands
Genesis Health Ventures, Sr. Sub. Notes, 9.25%,
10/1/06                                              $   100,000      $     98
 .................................................................................
Grand Casinos, Sr. Sub. Notes, 10.125%, 12/1/03          150,000           164
 .................................................................................
Harcourt General, Sr. Deb., 7.20%, 8/1/27              1,700,000         1,615
 .................................................................................
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05             150,000           164
 .................................................................................
HMH Properties, Sr. Notes, 7.875%, 8/1/08                500,000           490
 .................................................................................
Hollinger International Publishing, Gtd. Notes
       9.25%, 3/15/07                                    500,000           531
 .................................................................................
Holmes Products, Gtd. Notes, 9.875%, 11/15/07            200,000           192
 .................................................................................
Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05          100,000           105
 .................................................................................
Intermedia Communications, Sr. Notes, 8.50%, 1/15/08     200,000           198
 .................................................................................
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05       500,000           522
 .................................................................................
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06        100,000           100
 .................................................................................
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09            150,000           154
 .................................................................................
ISP Holdings, Sr. Notes, 9.75%, 2/15/02                  150,000           159
 .................................................................................
Jitney-Jungle Stores, Sr. Sub. Notes, 12.00%, 3/1/06     500,000           561
 .................................................................................
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                  150,000           169
 .................................................................................
Mastec, Sr. Sub. Notes, (144a), 7.75%, 2/1/08            250,000           241
 .................................................................................
Mediacom Capital, Sr. Notes, (144a), 8.50%, 4/15/08      650,000           666
 .................................................................................
Merrill Lynch & Company, 6.75%, 6/1/28                 1,000,000         1,012
 .................................................................................
Midland Bank, Sub. Notes, 7.65%, 5/1/25                1,000,000         1,103
 .................................................................................
Newport News Shipbuilding, Sr. Notes, 8.625%, 12/1/06    500,000           527
 .................................................................................
Nextel Communications, Sr. Disc. Notes
       STEP, 0%, 10/31/07                                325,000           206
 .................................................................................
Niagara Mohawk
       Sr. Disc. Notes, STEP, 0%, 7/1/10                 200,000           152
       ..........................................................................
       Sr. Notes, 7.75%, 10/1/08                         350,000           378
 .................................................................................
Northland Cable Television, Sr. Sub. Notes
       10.25%, 11/15/07                                  150,000           159
 .................................................................................
Ocwen Capital Trust I, 10.875%, 8/1/27                   150,000           113
 .................................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06            50,000            54
 .................................................................................
Owens Illinois, Sr. Notes, 7.35%, 5/15/08              1,850,000         1,827
 .................................................................................
Paine Webber, Sr. Notes, 6.55%, 4/15/08                1,850,000         1,852
 .................................................................................
Paragon Corporate Holdings, Sr. Notes, (144a)
       9.625%, 4/1/08                                    100,000            84
 .................................................................................
Plastic Containers, Sr. Secured Notes, 10.00%,
12/15/06                                                 500,000           525
 .................................................................................
Price Communications Wireless, Sr. Notes, (144a)
       9.125%, 12/15/06                                  500,000           520
 .................................................................................
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07      100,000           99
 .................................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
---------------------------------------------------------------------------------
                                                                  In thousands
Principal Mutual, (144a), 8.00%, 3/1/44           $    1,850,000  $      1,891
 .................................................................................
Purina Mills, Sr. Sub. Notes, (144a), 9.00%,
 3/15/10                                                 500,000           515
 .................................................................................
Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%,
12/15/06                                                 150,000           167
 .................................................................................
Qwest Communications
       Sr. Disc. Notes, Zero Coupon, 10/15/07            600,000           467
       ..........................................................................
       Sr. Notes, (144a), 7.50%, 11/1/08                  50,000            51
 .................................................................................
R & B Falcon, Sr. Notes, (144a), 6.95%, 4/15/08        1,850,000         1,737
 .................................................................................
Revlon Consumer Products, Sr. Sub. Notes, 8.625%,
2/1/08                                                   500,000           495
 .................................................................................
Rio Hotel & Casino, Gtd. Sr. Sub. Notes, 9.50%,
4/15/07                                                  100,000           110
 .................................................................................
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
       10.00%, 3/15/05                                    90,000           100
 .................................................................................
Rouse, 8.50%, 1/15/03                                    401,000           421
 .................................................................................
Rural/Metro, Sr. Notes, 7.875%, 3/15/08                  125,000           116
 .................................................................................
Safelite Glass, Sr. Sub. Notes, (144a), 9.875%,
12/15/06                                                  75,000            74
 .................................................................................
Six Flags Entertainment, Sr. Notes, 8.875%,
4/1/06                                                   500,000           521
 .................................................................................
Six Flags Theme Parks, Sr. Sub. Disc. Notes
       12.25%, 6/15/05                                   200,000           222
 .................................................................................
Smithfield Foods, Sr. Sub. Notes, (144a), 7.625%,
2/15/08                                                  100,000           101
 .................................................................................
Southern Foods, Sr. Sub. Notes, (144a), 9.875%,
9/1/07                                                   150,000           157
 .................................................................................
Sovereign Speciality, Sr. Sub. Notes, (144a),
9.50%, 8/1/07                                            150,000           149
 .................................................................................
Sprint Capital, 6.125%, 11/15/08                         900,000           916
 .................................................................................
Stena, Sr. Notes, 10.50%, 12/15/05                       500,000           520
 .................................................................................
Tenet Healthcare, Sr. Sub. Notes, 8.625%, 1/15/07        100,000           106
 .................................................................................
Texas-New Mexico Power, Deb., 12.50%, 1/15/99            200,000           201
 .................................................................................
TravelCenters of America, Sr. Sub. Notes, 10.25%,
4/1/07                                                   500,000           505
 .................................................................................
Union Planters Trust Capital, Gtd. Bonds, 8.20%,
12/15/26                                               1,850,000         1,938
 .................................................................................
US Can, Gtd. Sr. Notes, 10.125%, 10/15/06                100,000           104
 .................................................................................
Viasystems, Sr. Sub. Notes, 9.75%, 6/1/07                 75,000            74
 .................................................................................
Westpoint Stevens, Sr. Notes, 7.875%, 6/15/08            200,000           206
 .................................................................................
WorldCom, 7.75%, 4/1/07                                1,850,000         2,085
 .................................................................................

Total Corporate Bonds (Cost  $50,161)                                   49,242
                                                                   ..............

FOREIGN GOVERNMENT OBLIGATIONS/
AGENCIES  1.0%

Commonwealth of Australia
       9.50%, 8/15/03                           AUD       10,000             7
 .................................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      European Investment Bank
             3.00%, 9/20/06                           JPY   18,000,000  $        168
      .................................................................................
      Federal Republic of Germany
             6.00%, 7/4/07                            DEM      150,000           101
             ..........................................................................
             6.50%, 7/15/03                           DEM      425,000           282
             ..........................................................................
             8.50%, 8/21/00                           DEM      145,000            93
      .................................................................................
      Government of Canada
             6.50%, 6/1/04                            CAD       30,000            21
             ..........................................................................
             8.50%, 4/1/02                            CAD       45,000            33
             ..........................................................................
             9.75%, 6/1/21                            CAD       70,000            72
      .................................................................................
      Government of France
             5.50%, 4/25/07                           FRF      520,000           101
             ..........................................................................
             8.25%, 2/27/04                           FRF      270,000            58
      .................................................................................
      Government of Japan
             4.50%, 6/20/03++                         JPY   40,500,000           380
      .................................................................................
      Int'l Bank for Reconstruction & Development
             6.75%, 3/15/00                           JPY    6,000,000            53
      .................................................................................
      Kingdom of Belgium
             7.25%, 4/29/04                           BEF    2,900,000            97
      .................................................................................
      Kingdom of Denmark
             7.00%, 12/15/04                          DKK      120,000            21
      .................................................................................
      Kingdom of Spain
             8.00%, 5/30/04                           ESP    8,000,000            67
      .................................................................................
      Kingdom of Sweden
             6.00%, 2/9/05                            SEK      100,000            14
      .................................................................................
      Republic of Italy
             8.50%, 8/1/04                            ITL  275,000,000           202
      .................................................................................
      United Kingdom Treasury Notes,
             7.50%, 12/7/06                           GBP       30,000            58
             ..........................................................................
             8.50%, 12/7/05                           GBP       65,000           131
             ..........................................................................
             9.00%, 3/3/00                            GBP       25,000            43
      .................................................................................

      Total Foreign Government Obligations/Agencies (Cost  $1,857)             2,002
                                                                         ..............

      ASSET-BACKED SECURITIES  0.1%

      Delta Air Lines, ETC, 10.00%, 5/17/10             $      146,000           180
      .................................................................................

      Total Asset-Backed Securities (Cost  $183)                                 180
                                                                         ..............

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      U.S. GOVERNMENT MORTGAGE-BACKED
      SECURITIES  8.4%

      Government National Mortgage Assn.

             6.00%, 12/15/23 - 5/15/26                  $    1,578,033  $      1,564
             ..........................................................................
             6.50%, 7/15/23 - 7/15/28                       11,121,953        11,237
             ..........................................................................
             7.00%, 2/15 - 7/20/27                           2,618,406         2,677
             ..........................................................................
             7.50%, 9/15/22 - 12/15/25                         973,619         1,006
             ..........................................................................
             8.00%, 1/15/22 - 10/20/25                         559,439           583
             ..........................................................................
             8.50%, 9/15/24                                    220,723           235
             ..........................................................................
             10.50%, 2/15 - 10/15/13                            12,278            14
      .................................................................................
      Total U.S. Government Mortgage-Backed Securities (Cost $16,812)         17,316
                                                                         ..............

      U.S. GOVERNMENT OBLIGATIONS/
      AGENCIES  11.8%

      Federal Home Loan Mortgage Corp.
             5.75%, 4/15/08                                  3,000,000         3,087
      .................................................................................
      Federal National Mortgage Assn.
             7.00%, 4/18/22                                  1,250,000         1,267
      .................................................................................
      Tennessee Valley Authority
             5.88%, 4/1/36                                   2,475,000         2,574
             ..........................................................................
             6.235%, 7/15/45                                   500,000           528
      .................................................................................
      U.S. Treasury Bonds
             6.125%, 11/15/27                                4,000,000         4,512
             ..........................................................................
             6.75%, 8/15/26                                 10,370,000        12,500
      .................................................................................

      Total U.S. Government Obligations/Agencies (Cost $23,155)               24,468
                                                                         ..............

      SHORT-TERM INVESTMENTS  13.9%

      Certificates of Deposit  0.0%
      Chase Manhattan Bank, N.A., fixed deposit
             5.50%, 12/9/98 (MYR)                               33,983             8
      .................................................................................
                                                                                   8
                                                                         ..............
      Money Market Funds  13.9%
      Reserve Investment Fund, 5.34% #                      28,624,917        28,625
      .................................................................................
                                                                              28,625
                                                                         ..............

      Total Short-Term Investments (Cost $28,633)                             28,633
                                                                         ..............

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                            Shares/Par         Value
------------------------------------------------------------------------------------
                                                                        In thousands
 Total Investments in Securities

 99.2% of Net Assets (Cost $197,456)                                    $    204,702

 Other Assets Less Liabilities                                                 1,564
                                                                        ..............

 NET ASSETS                                                             $    206,266
                                                                        --------------


    #  Seven-day yield
    *  Non-income producing
   ++ Securities contain some restrictions as to public resale--total of such securities at period-end amounts to 0.2% of net assets.
  ADR  American Depository Receipt
  ETC  Equipment Trust Certificate
 REIT  Real Estate Investment Trust
 STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 3.7% of net assets.
  AUD  Australian dollar
  BEF  Belgian franc
  CAD  Canadian dollar
  CHF  Swiss franc
  DEM  German deutschemark
  DKK  Danish krone
  ESP  Spanish peseta
  FIM  Finnish mark
  FRF  French franc
  GBP  British sterling
  HKD  Hong Kong dollar
  ITL  Italian lira
  JPY  Japanese yen
  MYR  Malaysian ringgit
  NLG  Dutch guilder
  NOK  Norwegian krone
  NZD  New Zealand dollar
  SEK  Swedish krona
  SGD  Singapore dollar
  ZAR  South African rand
    L  Local registered shares


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands


  Assets

  Investments in securities, at value (cost $197,456)             $    204,702
  Securities Lending Collateral Pool                                    17,717
  Other assets                                                           2,373
                                                                  ..............
  Total assets                                                         224,792
                                                                  ..............

  Liabilities

  Obligation to return securities lending collateral                    17,717
  Other liabilities                                                        809
                                                                  ..............
  Total liabilities                                                     18,526
                                                                  ..............

  NET ASSETS                                                      $    206,266
                                                                  --------------

  Net Assets Consist of:
  Accumulated net investment income - net of distributions        $      1,361
  Accumulated net realized gain/loss - net of distributions              2,116
  Net unrealized gain (loss)                                             7,247
  Paid-in-capital applicable to 15,610,176 shares of
  $0.0001 par value capital stock outstanding;
  1,000,000,000 shares of the corporation authorized                   195,542
                                                                  ..............

  NET ASSETS                                                      $    206,266
                                                                  --------------

  NET ASSET VALUE PER SHARE                                       $       13.21
                                                                  --------------



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands


                                                                      6 Months
                                                                         Ended
                                                                      11/30/98
  Investment Income
  Income
   Interest                                                       $      3,650
   Dividend                                                                600
                                                                  ..............
   Total income                                                          4,250
                                                                  ..............
  Expenses
   Investment management                                                   402
   Shareholder servicing                                                   213
   Custody and accounting                                                   75
   Registration                                                             72
   Prospectus and shareholder reports                                       11
   Legal and audit                                                           7
   Directors                                                                 3
   Miscellaneous                                                            11
                                                                  ..............
   Total expenses                                                          794
                                                                  ..............
  Net investment income                                                  3,456
                                                                  ..............

  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                              782
   Foreign currency transactions                                           (21)
                                                                  ..............
   Net realized gain (loss)                                                761
                                                                  ..............
  Change in net unrealized gain or loss
   Securities                                                           (1,096)
   Other assets and liabilities
   denominated in foreign currencies                                        13
                                                                  ..............
   Change in net unrealized gain or loss                                (1,083)
                                                                  ..............
  Net realized and unrealized gain (loss)                                 (322)
                                                                  ..............

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $      3,134
                                                                  --------------



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                       6 Months            Year
                                                          Ended          Ended
                                                       11/30/98        5/31/98

  Increase (Decrease) in Net Assets
  Operations
   Net investment income                             $    3,456    $     2,646
   Net realized gain (loss)                                 761          2,006
   Change in net unrealized gain or loss                 (1,083)         4,846
                                                     ...........................
   Increase (decrease) in net assets from operations      3,134          9,498
                                                     ...........................

  Distributions to shareholders
   Net investment income                                 (2,674)        (2,388)
   Net realized gain                                          -         (1,446)
                                                     ...........................
   Decrease in net assets from distributions             (2,674)        (3,834)
                                                     ...........................

  Capital share transactions *
   Shares sold                                          139,720         61,162
   Distributions reinvested                               2,615          3,679
   Shares redeemed                                      (22,427)       (28,975)
                                                     ...........................
   Increase (decrease) in net assets from capital
   share transactions                                   119,908         35,866
                                                     ...........................

  Net Assets
  Increase (decrease) during period                     120,368         41,530
  Beginning of period                                    85,898         44,368
                                                     ...........................

  End of period                                      $  206,266    $    85,898
                                                     ---------------------------

*Share information
   Shares sold                                           10,617          4,819
   Distributions reinvested                                 204            295
   Shares redeemed                                       (1,752)        (2,278)
                                                     ...........................
   Increase (decrease) in shares outstanding              9,069          2,836




The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1998

------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At November 30, 1998, the value of loaned securities was $17,016,000; aggregate collateral consisted of $17,717,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $104,040,000 and $21,749,000, respectively, for the six months ended November 30, 1998. Purchases and sales of U.S. government securities aggregated $34,815,000 and $16,533,000, respectively, for the six months ended November 30, 1998.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At November 30, 1998, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $197,456,000. Net unrealized gain aggregated $7,246,000, of which $12,716,000 related to appreciated investments and $5,470,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $55,000 was payable at November 30, 1998. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At November 30, 1998, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 2000, which would cause the fund's ratio of expenses to average net assets to exceed 0.90%. Thereafter,

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


through May 31, 2002, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.90%. Pursuant to this agreement, $13,000 of management fees were not accrued by the fund for the six months ended November 30, 1998. Additionally, $238,000 of unaccrued management fees related to a previous expense limitation are subject to reimbursement through May 31, 2000.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $222,000 for the six months ended November 30, 1998, of which $32,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 1998, totaled $681,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------
  TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/98
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For corporate shareholders, $556,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person  Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking Available on most fixed income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal  Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


DISCOUNT BROKERAGE*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.


INVESTMENT INFORMATION

Combined Statement  Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


*A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Personal Strategy Funds.


Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.          C11-058  11/30/98